Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill	Intangible assets and Goodwill consist of the following:
	Pre-deal					Intangible
	Customers		Commercial			asset under
Description	Acquisition	Goodwill	rights	Software	Total	development
Gross carrying value
As at March 31, 2022	59,216,654	73,008		—	59,289,662	166,587
Additions					—	4,464
Derecognized on ‘disposals of a subsidiary		(68,500)		—	(68,500)
Write off	(59,216,654)				(59,216,654)	160,000
Exchange differences		73,601			73,601
Acquisition through business combination		793,324	339,277	216	1,132,817
As at March 31, 2023	—	736,946	339,277	216	1,076,439	11,051
Write off	—				—	(11,051)
Exchange differences		10,231			10,231	—
As at March 31, 2024	—	726,715	339,277	216	1,066,208	—

Accumulated amortization
As at March 31, 2022	24,030,158	—		—	24,030,158	—
Charge for the year	—	—	16,157	54	16,211
Write off	(24,030,158)				(24,030,158)
As at March 31, 2023	—	—	16,157	54	16,211	—
Charge for the year	—	—	15,760	53	15,813
As at March 31, 2024	—	—	31,917	107	32,024	—

Net block as at March 31, 2023	—	736,946	323,120	162	1,060,228	11,051
Net block as at March 31, 2024	—	726,715	307,360	109	1,034,184	—